REFUNDS DUE TO CUSTOMERS (Details Narrative) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Refund due to customer	$ 90,000	$ 145,000
Refund due to customer	$ 90,075	$ 145,408	$ 806,475
One Major Customer [Member]
Refund due to customer			1,700,000
Deducted on payment remittances			1,200,000
Two Major Customer [Member]
Refund due to customer			$ 300,000